Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	Digital Asset Acquisition Corp.
Entity Central Index Key	0002052162
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	174 Nassau Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08542
City Area Code	(609)
Local Phone Number	924-0759
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	174 Nassau Street
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08542
City Area Code	(609)
Local Phone Number	924-0759
Contact Personnel Name	Peter Ort